Share capital (Tables)	9 Months Ended
Jul. 31, 2021
Text block [abstract]
Schedule of Common Shares Issued
Common shares

	For the three months ended						For the nine months ended
$ millions, except number of shares		2021 Jul. 31		2021 Apr. 30		2020 Jul. 31		2021 Jul. 31		2020 Jul. 31
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance at beginning of period	449,093,126	$ 14,130	447,849,605	$13,991	445,133,356	$13,722	447,085,329	$ 13,908	445,341,675	$13,591
Issuance pursuant to:
Equity-settled share-based compensation plans (1)	479,170	50	643,481	66	40,146	4	1,417,277	145	586,503	63
Shareholder investment plan	227,896	33	259,931	33	416,078	39	781,991	98	1,204,873	111
Employee share purchase plan	292,863	41	309,137	37	433,769	38	948,076	116	1,134,732	108
	450,093,055	$ 14,254	449,062,154	$14,127	446,023,349	$13,803	450,232,673	$ 14,267	448,267,783	$13,873
Purchase of common shares for cancellation	–	–	–	–	–	–	–	–	(2,208,600)	(68)
Treasury shares	(11,328)	(2)	30,972	3	(14,461)	(3)	(150,946)	(15)	(50,295)	(5)
Balance at end of period	450,081,727	$ 14,252	449,093,126	$14,130	446,008,888	$13,800	450,081,727	$ 14,252	446,008,888	$13,800
(1)	Includes the settlement of contingent consideration related to prior acquisitions.

Schedule of Regulatory Capital and Ratios
Our capital ratios and leverage ratio are presented in the table below:

$ millions, as at		2021 Jul. 31	2020 Oct. 31
Common Equity Tier 1 (CET1) capital (1)		$33,095	$30,876
Tier 1 capital	A	36,940	34,775
Total capital		42,902	40,969

Total risk-weighted assets (RWA)		268,999	254,871

CET1 ratio		12.3%	12.1%
Tier 1 capital ratio		13.7%	13.6%
Total capital ratio		16.0%	16.1%
Leverage ratio exposure (2)	B	$795,642	$741,760
Leverage ratio	A/B	4.6%	4.7%
(1)
Includes the impact of the ECL transitional arrangement announced by OSFI on March 27, 2020. The transitional arrangement results in a portion of ECL allowances that would otherwise be included in Tier 2 capital qualifying for inclusion in CET1 capital. The amount is subject to certain adjustments and limitations until fiscal 2022.

(2)
Includes the impact of regulatory flexibility provided by OSFI in respect of exposures arising from central bank reserves and sovereign-issued securities that qualify as high quality liquid assets. While the treatment specified by OSFI currently permits these items to be excluded from the leverage ratio exposure measure, the exclusion will no longer be available for sovereign-issued securities after December 31, 2021.